American Century Quantitative Equity Funds, Inc.

PROSPECTUS SUPPLEMENT

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LONG-SHORT EQUITY FUND

Supplement dated June 1, 2008 * Prospectus dated September 28, 2007

EFFECTIVE JUNE 30, 2008, LONG-SHORT EQUITY FUND WILL BE RENAMED LONG-SHORT
MARKET NEUTRAL FUND. ALL REFERENCES TO THE FUND NAME IN THE PROSPECTUS WILL BE
CHANGED ACCORDINGLY. THIS CHANGE DOES NOT AFFECT THE FUND'S INVESTMENT
OBJECTIVES, STRATEGIES OR RISKS.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-60721 0806